Consolidated Statements of Changes in Equity - USD ($)	Share capital [Member]	Contributed surplus [Member]	Equity component of convertible debentures [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Oct. 31, 2019	$ 84,153,696	$ 27,757,639	$ 50,147	$ (116,240,129)	$ (4,278,647)
Beginning Balance (Shares) at Oct. 31, 2019					346,952,721
Private placements of shares for cash	425,789				$ 425,789
Private placements of shares for cash (Shares)					10,996,994
Convertible debentures converted into common shares	859,331				$ 859,331
Convertible debentures converted into common shares (Shares)					44,237,644
Shares issued on settlement of accounts payable	24,826				$ 24,826
Shares issued on settlement of accounts payable (Shares)					365,094
Expiry of convertible debenture conversion option		52,947	(52,947)
Renewal of convertible debentures			26,752		$ 26,752
Net loss				(1,245,393)	(1,245,393)
Ending Balance at Oct. 31, 2020	85,463,642	27,810,586	23,952	(117,485,522)	$ (4,187,342)
Ending Balance (Shares) at Oct. 31, 2020					402,552,453
Private placements of shares for cash	840,564				$ 840,564
Private placements of shares for cash (Shares)					17,573,429
Convertible debentures converted into common shares	511,630				$ 511,630
Convertible debentures converted into common shares (Shares)					15,611,852
Shares issued on settlement of accounts payable					$ 0
Shares issued on settlement of accounts payable (Shares)					0
Expiry of convertible debenture conversion option		26,752	(26,752)
Renewal of convertible debentures			16,804		$ 16,804
Stock-based compensation		360,044			360,044
Net loss				(1,012,978)	(1,012,978)
Ending Balance at Oct. 31, 2021	86,815,836	28,197,382	14,004	(118,498,500)	$ (3,471,278)
Ending Balance (Shares) at Oct. 31, 2021					435,737,734
Private placements of shares for cash	207,588				$ 207,588
Private placements of shares for cash (Shares)					5,012,450
Share issuance costs	(25,591)				$ (25,591)
Convertible debentures converted into common shares	764,432				$ 764,432
Convertible debentures converted into common shares (Shares)					26,443,820
Shares issued on settlement of accounts payable	22,460				$ 22,460
Shares issued on settlement of accounts payable (Shares)					413,674
Expiry of convertible debenture conversion option		1,258,388	(1,258,388)
Renewal of convertible debentures		(2,037,524)	2,037,524
Stock-based compensation		41,484			$ 41,484
Net loss				(2,287,095)	(2,287,095)
Ending Balance at Oct. 31, 2022	$ 87,784,725	$ 27,459,730	$ 793,140	$ (120,785,595)	$ (4,748,000)
Ending Balance (Shares) at Oct. 31, 2022					467,607,678